INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December, 2020	1,248	441	782	2,471
Additions	19,495	1,720	488	21,703
Foreign exchange	(458)	(5)	(21)	(484)
At December, 2021	20,285	2,156	1,249	23,690
Additions	—	203	—	203
Reduction of deferred consideration	(4,639)	—	—	(4,639)
Write-down of intangible asset	—	—	(345)	(345)
Foreign exchange	(1,593)	262	(86)	(1,417)
At December 31, 2022	14,053	2,621	818	17,492

Accumulated Amortization
Balance at December 31, 2020	506	—	257	763
Depreciation	473	—	97	570
Foreign exchange	4	—	—	4
At December 31, 2021	983	—	354	1,337
Depreciation	1,954	3	94	2,051
Foreign exchange	(142)	—	(27)	(169)
At December 31, 2022	2,795	3	421	3,219

Carrying Value
At December 31, 2021	19,302	2,156	895	22,353
At December 31, 2022	11,258	2,618	397	14,273